Financial Risk Factors and Risk Management - Interest Rate Benchmark Reform and Cash Flow Hedges (Details) € in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
FINANCIAL RISK FACTORS
Maximum derivative financial instruments hedge horizon and maturity		12 months
The timeframe of occurrence of hedged forecasted transactions and recognition in profit or loss		12 months
EONIA to Euro Short-Term Rate	8.50%
Non-derivative financial debt investments		€ 1,122			€ 3,019
Syndicated credit facility agreement
FINANCIAL RISK FACTORS
Commitment fee (as a percent)			0.0595%
Maximum borrowing capacity		€ 2,500	€ 2,500
Non-derivative financial instruments
FINANCIAL RISK FACTORS
Non-derivative financial debt investments | $				$ 300